Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 28, 2015		Mar. 29, 2014
Class of Stock [Line Items]
Beginning Balance, Shares		17,849,509		14,833,611
Exercise of stock options, Shares		111,372		74,813
Private Placement, Shares				2,941,085
Ending Balance, Shares		17,960,881		17,849,509
Balance as of beginning balance		$ 69,475		$ 64,489
Exercise of stock options		116		74
Private Placement				4,861
Balance as of ending balance		$ 69,601		$ 69,475
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares		10,131,539		7,115,641
Exercise of stock options, Shares		111,372		74,813
Private Placement, Shares				2,941,085
Ending Balance, Shares		10,242,911		10,131,539
Balance as of beginning balance		$ 30,862	[1]	$ 25,876
Exercise of stock options		126		125
Private Placement				4,861
Balance as of ending balance	[1]	$ 30,988		$ 30,862
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares		7,717,970		7,717,970
Ending Balance, Shares		7,717,970		7,717,970
Balance as of beginning balance		$ 38,613	[1]	$ 38,613
Balance as of ending balance	[1]	$ 38,613		$ 38,613

[1]	unlimited shares authorized